Simplify Volt Pop Culture Disruption ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Common Stocks – 91.4%
Communications – 68.4%
Alphabet, Inc., Class C* ........................................................ 26 $ 69,298
Amazon.com, Inc.* ............................................................ 22 72,271
Facebook, Inc., Class A* ........................................................ 309 104,872
Netflix, Inc.* .................................................................. 115 70,189
Snap, Inc., Class A* ........................................................... 4,002 295,628
Spotify Technology SA* ......................................................... 869 195,820
Tencent Holdings Ltd., ADR ..................................................... 1,203 71,903
Twitter, Inc.* .................................................................. 1,434 86,599
Walt Disney Co. (The)* ......................................................... 405 68,514
1,035,094
Consumer, Cyclical – 7.2%
Peloton Interactive, Inc., Class A* ................................................. 445 38,737
Tesla, Inc.* ................................................................... 91 70,569
109,306
Technology – 15.8%
Activision Blizzard, Inc. ......................................................... 685 53,012
Apple, Inc. ................................................................... 486 68,769
Microsoft Corp. ............................................................... 192 54,129
salesforce.com, Inc.* ........................................................... 236 64,008
239,918
Total Common Stocks (Cost $1,382,633) ......................................................... 1,384,318
Number of
Contracts Notional Amount
Purchased Options – 5.1%
Calls – Exchange-Traded – 3.6%
Snap, Inc., January Strike Price $75, Expires 1/21/22 ................... 7 $ 52,500 5,653
Snap, Inc., January Strike Price $105, Expires 1/21/22 .................. 51 535,500 6,910
Snap, Inc., January Strike Price $75, Expires 1/20/23 ................... 10 75,000 16,275
Snap, Inc., January Strike Price $105, Expires 1/20/23 .................. 30 315,000 24,150
Spotify Technology SA, January Strike Price $500, Expires 1/21/22 ........ 4 200,000 70
Spotify Technology SA, January Strike Price $500, Expires 1/20/23 ........ 4 200,000 1,180
54,238
Puts – Exchange-Traded – 1.5%
Invesco QQQ Trust, October Strike Price $352, Expires 10/06/21 ......... 5 176,000 1,130
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22 ............. 124 1,240,000 3,162
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22 ........ 38 646,000 8,721
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21 ..... 4 1,600,000 110
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22 .......... 1 700,000 2,150
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22 ...... 1 700,000 7,095
22,368
Total Purchased Options (Cost $126,745) .......................................................... 76,606

Simplify Volt Pop Culture Disruption ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Shares Value
Money Market Funds – 3.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.01%(a)
(Cost $46,488) .............................................................. 46,488 $ 46,488
Total Investments – 99.6%
(Cost $1,555,866) ........................................................................... $ 1,507,412
Other Assets in Excess of Liabilities – 0.4% ......................................................... 6,568
Net Assets – 100.0% .......................................................................... $ 1,513,980
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2021.
ADR : American Depositary Receipt
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 91.4%
Purchased Options ............................................................................... 5.1%
Money Market Funds ............................................................................. 3.1%
Total Investments ................................................................................ 99.6%
Other Assets in Excess of Liabilities .................................................................. 0.4%
Net Assets ..................................................................................... 100.0%